Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2017
	Cost	Accumulated depreciation	Net book value
Generation	$2,382,279	$394,509	$1,987,770
Distribution	4,182,940	385,289	3,797,651
Land	71,689	—	71,689
Equipment and other	114,116	40,674	73,442
Construction in progress
Generation	209,979	—	209,979
Distribution	164,366	—	164,366
	$7,125,369	$820,472	$6,304,897

2016
	Cost	Accumulated depreciation	Net book value
Generation	$1,946,278	$312,227	$1,634,051
Distribution	1,965,061	344,421	1,620,640
Land	45,333	—	45,333
Equipment and other	104,239	33,291	70,948
Construction in progress
Generation	147,010	—	147,010
Distribution	123,883	—	123,883
	$4,331,804	$689,939	$3,641,865

Generation assets include cost of $113,822 (2016 - $105,941) and accumulated depreciation of $34,908 (2016 - $29,760) related to facilities under capital lease or owned by consolidated VIEs. Depreciation expense of facilities under capital lease was $1,633 (2016 - $1,599).
Distribution assets include cost of $1,780,983 and accumulated depreciation of $468,076 related to regulated generation and transmission assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.
For the year ended December 31, 2017, contributions received in aid of construction of $12,742 (2016 - $37,774) have been credited to the cost of the assets. The 2016 credit also includes Canadian renewable and conservation expense refundable tax credit for the St Damase wind facility in the amount of $10,663.